Stock-based Compensation - Summary of Fair Values of the Company's Restricted Shares (Parenthetical) (Detail) - 2021 Restricted Shares Plan [Member]	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term	4 years 6 months	[1],[2]
Volatility [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term	4 years 6 months
Risk-free rate [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term	4 years 6 months

[1]	Only used to estimate the modification date fair value of historical Class D Incentive Securities (subsequently converted to Performance-Vesting Restricted Shares) under Monte Carlo simulations
[2]	Represents the sum of the expected term from the modification date to Closing (6 months) and the vesting period of 4 years for Performance-Vesting Restricted Shares